Revenue Analysis and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Analysis and Segment Information [Abstract]
Schedule of Disaggregated Information of Revenues by Business Lines

Disaggregated revenue information by business line is presented below in accordance with ASC 606:

	For the year ended December 31, 2025		For the year ended December 31, 2024		For the year ended December 31, 2023
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	144,974	93.9%	214,340	92.6%	68,409	74.0%
Cryptocurrency mining	-	-%	9,258	4.0%	18,898	20.4%
Hosting service	7,501	4.9%	6,506	2.8%	2,365	2.6%
Other	1,815	1.2%	1,320	0.6%	2,744	3.0%
Total	154,290	100.0%	231,424	100.0%	92,416	100.0%

Schedule of Reportable Segment Revenues
	For the Years Ended December 31,
	2025	2024	2023
Disaggregated revenues	$154,290	$231,424	$92,416
Revenue, net – Commodity trading	144,974	214,430	68,456
Revenue, net –Cryptocurrency mining	-	9,258	18,898
Revenue, net – Hosting services	7,501	6,506	2,365
Revenue, net – Others	1,815	1,320	2,744
Cost of revenues	(152,034)	(224,383)	(78,234)
Cost of revenues-Commodity trading	(143,569)	(217,257)	(68,983)
Cost of revenues–Cryptocurrency mining	-	-	-
Cost of revenues-Hosting services	(6,912)	(5,967)	(6,593)
Cost of revenues-Others	(1,553)	(1,250)	(3,290)

Reconciling Items
Selling, general and administrative	(85,426)	(16,960)	(7,081)
Depreciation and amortization	(8,706)	(10,904)	(4,975)
Impairment of intangible assets	(6,723)	(781)	(970)
Interest income			-
Other Income/(expense)	1,254	5,619	(978)
Current income tax expense	1	(242)	(631)
Net loss	(97,344)	(16,227)	(6,421)